Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables
Trade and Other Receivables

As at Dec. 31	2018	2017
Trade accounts receivable	597	693
Mississauga recontracting receivable	—	108
Net trade receivables	597	801
Promissory note receivable(1)	25	—
Collateral paid (Note 15)	105	67
Current portion of finance lease receivables (Note 8)	24	59
Current portion of loan receivable (Note 20)	—	5
Income taxes receivables	5	1
Trade and other receivables	756	933
(1) The promissory note receivable relates to funding provided for the Antrim wind development project (see Note 4(C) for further details).